NOTES PAYABLE - BANKS	6 Months Ended
Jun. 30, 2023
Notes Payable to Bank [Abstract]
NOTES PAYABLE – BANKS
NOTE 6 - NOTES PAYABLE – BANKS

The Company has a credit arrangement in Sweden to provide it with up to 4,000 SEK ($368 as of June 30, 2023) in borrowings. Borrowings under the line of credit bear annual interest of 2.8% and subject to annual extension by the financial institution. The line of credit is secured by accounts receivable of the Swedish subsidiary. As of June 30, 2023, and December 31, 2022, the Company had 1,904 SEK and 1,196 SEK ($175 and $115 as of June 30, 2023 and December 31, 2022) respectively, in outstanding borrowings under the line of credit facility.